VARIABLE INTEREST ENTITIES - Schedule of the Carrying Amount of Interest in VIEs (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
VARIABLE INTEREST ENTITY
Affiliate loan receivable	$ 0	$ 0
Variable Interest Entity, Not Primary Beneficiary
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	3,947	5,821
Maximum Exposure to Loss	9,162	9,815
Aux Sable Liquid Products L.P.
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	311	300
Maximum Exposure to Loss	375	361
Eolien Maritime France SAS
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	68	69
Maximum Exposure to Loss	784	754
Affiliate loan receivable	202
Enbridge Renewable Infrastructure Investments S.a.r.l. (ERII)
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	127
Maximum Exposure to Loss	3,250
Hohe See Offshore Wind Project
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE		763
Maximum Exposure to Loss		2,484
Illinois Extension Pipeline Company, L.L.C.
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	724	686
Maximum Exposure to Loss	724	686
Nexus Gas Transmission, LLC
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	1,757	834
Maximum Exposure to Loss	2,668	1,678
PennEast Pipeline Company, LLC
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	97	69
Maximum Exposure to Loss	385	345
Rampion Offshore Wind Limited
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	638	555
Maximum Exposure to Loss	648	679
Sabal Trail Transmissions, LLC
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE		2,355
Maximum Exposure to Loss		2,529
Vector Pipeline L.P.
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	198	169
Maximum Exposure to Loss	301	278
Affiliate loan receivable	102
Other
VARIABLE INTEREST ENTITY
Carrying Amount of Investment in VIE	27	21
Maximum Exposure to Loss	$ 27	$ 21